Fee and commission expenses (Tables)	12 Months Ended
Dec. 31, 2024
Fee And Commission Expenses
Schedule of fees and commissions paid or payable

Thousand of Reais	2024	2023	2022

Commissions assigned to third parties (1)	4,541,274	4,147,976	3,918,115
Other fees and commissions	1,918,504	2,666,837	2,443,728
Total	6,459,778	6,814,813	6,361,843
(1)	Primarily consisting of credit cards.